Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)		Ordinary shares [member]	Preference shares [member]	Reserve [member]	Retained earnings [member]	Foreign currency translation reserve [member]	Total
Beginning balance at Dec. 31, 2021		$ 7,952,675		$ 1,261,891	$ (13,482,624)	$ (48,906)	$ (4,316,964)
Beginning balance, shares at Dec. 31, 2021		76,679,908
IfrsStatementLineItems [Line Items]
Net loss for the period					(23,229,731)		(23,229,731)
Share capital issued through private placement		$ 13,598,105					13,598,105
Share capital issued through private placement, shares		5,427,069
Share issue costs		$ (1,701,000)					(1,701,000)
Share-based payment				2,593,095			2,593,095
Exchange differences on translation of foreign operations						(419,295)	(419,295)
Ending balance at Mar. 31, 2022		$ 19,849,780		3,854,986	(36,712,355)	(468,201)	(13,475,790)
Ending balance, shares at Mar. 31, 2022	[1]	82,106,977
Beginning balance at Dec. 31, 2022		$ 91,144,268	31,516	15,257,140	(78,092,605)	(1,151,975)	27,188,344
Beginning balance, shares at Dec. 31, 2022		116,521,343
IfrsStatementLineItems [Line Items]
Net loss for the period					(2,385,584)		(2,385,584)
Share capital issued through private placement		$ 7,765,072					7,765,072
Share capital issued through private placement, shares		4,437,184
Share issue costs		$ (606,547)					(606,547)
Share-based payment
Exchange differences on translation of foreign operations						(750,880)	(750,880)
FV of broker warrants		(167,939)		167,939
FV of Lender warrants				116,177			116,177
Ending balance at Mar. 31, 2023		$ 98,134,854	$ 31,516	$ 15,541,256	$ (80,478,189)	$ (1,902,855)	$ 31,326,582
Ending balance, shares at Mar. 31, 2023		120,958,527

[1]	The number of shares shown is on a pre-RTO and pre-consolidation basis, representing the actual number of shares outstanding of PNRC as at March 31, 2022. In connection with the RTO, shareholders of PNRC exchanged their shares at a rate of 1.054 shares of the Company for each share of PNRC (Note 3). The number of shares on a post-RTO, post-consolidation basis as at March 31, 2022 would be 86,540,753.